Long-Term Investments - Summary of the Group's Balances of Long-term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Long-term time deposits	¥ 6,809,123		¥ 8,540,152
Wealth management products	1,389,779		677,867
Equity method investments	318,435		318,296
Equity investments without readily determinable fair values	718,136		708,458
Investments in debt securities	640,645		830,966
Total long-term investments	9,876,118	$ 1,353,023	11,075,739
Guizhou Yushi Digital Venture Capital Partnership ("Yushi Fund") [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Equity method investments	313,527		315,947
Plus Automation, Inc ("Plus (US)") [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Equity investments without readily determinable fair values	658,136		648,458
Plus PRC Holding Ltd.( "Plus (CN)") [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Investments in debt securities	634,145		471,724
Jiayibingding (Beijing) E-commerce Limited ("JYBD") [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Investments in debt securities	0		352,742
Others [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Equity method investments	4,908		2,349
Equity investments without readily determinable fair values	60,000		60,000
Investments in debt securities	¥ 6,500		¥ 6,500